INCOME TAXES - Reconciliation of Provision for Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Expected income tax expense (benefit) at 35%			$ (8,932)	$ (3,678)
IRC Section 956 deemed dividend			0	5,645
Effects of expenses not deductible for tax purposes			1,431	1,614
Tax effect of valuation allowance on deferred tax assets			18,725	1,144
Taxes in lieu of income taxes			0	3,126
Reduction in reserve for uncertain tax position			0	(329)
Effects of differences between U.S. and foreign tax rates, net of federal benefit, and other			1,652	2,973
Total provision for income taxes	$ 1,219	$ 3,812	$ 12,876	$ 10,495